NET LOSS PER SHARE (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Jan. 03, 2021	Dec. 29, 2019	Dec. 30, 2018
Net loss:
Net loss attributable to stockholders	$ (142,631)	$ (183,059)	$ (603,814)
Number of shares:
Basic and diluted (shares)	24,502	21,265	21,265
Basic and diluted (USD per share)	$ (5.82)	$ (8.61)	$ (28.39)